UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03326

Morgan Stanley U.S. Government Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	January 31, 2010

Date of reporting period:	April 30, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments April 30, 2009 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATE	VALUE
	U.S. Government Agencies - Discount Notes (25.7%)
$247,448	Federal Home Loan Bank	0.08 - 0.74%	05/01/09 - 12/14/09	$247,236,261
8,300	Federal Home Loan Mortgage Corp.	0.30 - 0.35	06/08/09 - 06/22/09	8,296,799
14,045	Federal National Mortgage Assoc.	0.53 - 0.66	06/30/09 - 09/15/09	14,014,058

	Total U.S. Government Agencies - Discount Notes (Cost $269,547,119)			269,547,119

	U.S. Government Agencies - Floating Rate Notes (29.9%)
53,000	Federal Farm Credit Bank	0.31 - 1.08(a)	05/27/09 - 06/25/09(b)	52,997,540
164,000	Federal Home Loan Bank	0.32 - 1.29(a)	05/20/09 - 03/02/10(b)	163,986,214
97,000	Federal Home Loan Mortgage Corp.	0.22 - 0.35(a)	09/18/09 - 12/16/09(b)	97,000,030

	Total U.S. Government Agencies - Floating Rate Notes (Cost $313,983,784)			313,983,784

	U.S. Government Agencies - Debenture Bonds (10.4%)
72,605	Federal Home Loan Banks	0.30 - 0.80	05/08/09 - 12/11/09	73,085,939
34,321	Federal Home Loan Mortgage Corp.	0.65 - 1.23	09/15/09 - 12/23/09	34,769,311
1,333	Federal National Mortgage Assoc.	1.18	12/15/09	1,361,076

	Total U.S. Government Agencies - Debenture Bonds (Cost $109,216,326)			109,216,326

	Repurchase Agreements (33.8%)
189,555	Barclays Capital LLC (dated 04/30/09; proceeds $189,555,842; fully collateralized by U.S. Treasury Note 0.875% due 04/30/11 valued at $193,346,124) (Cost $189,555,000)	0.16	05/01/09	189,555,000
165,000	BNP Paribas Securities Corp. (dated 04/30/09; proceeds $165,000,825; fully collateralized by Federal National Mortgage Assoc. 4.057% - 6.011% due 12/01/12 - 08/01/38 valued at $169,950,000) (Cost $165,000,000)	0.18	05/01/09	165,000,000

	Total Repurchase Agreements (Cost $354,555,000)			354,555,000

	Total Investments (Cost $1,047,302,229) (c)		99.8%	1,047,302,229

	Other Assets in Excess of Liabilities		0.2	2,451,186

	Net Assets		100.0%	$1,049,753,415

(a)	Rates shown are rates in effect at April 30, 2009.
(b)	Date of next interest rate reset.
(c)	Cost is the same for federal income tax purposes.

MS U.S. Government Money Market Trust

Notes to the Portfolio of Investments

FAS 157

4/30/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective February 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at April 30, 2009 Using
Fair Value Measurements at October 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$1,047,302,229	—	$1,047,302,229	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2009